Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Net Unrealized Gains on Open Contracts
The net unrealized gains on open contracts at December 31, 2014 and 2013, respectively, reported as a component of “Trading Equity” on the Statements of Financial Condition, and their longest contract maturities were as follows:

	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$

2014	9,505,992	1,485,457	10,991,449	Mar. 2019	Mar. 2015
2013	5,557,421	2,457,473	8,014,894	Mar. 2018	Mar. 2014